∎ Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2020 (Unaudited)
Shares		Market Value
Common Stocks — 98.9%
Aerospace and Defense — 12.4%
74,200	Aerojet Rocketdyne Holdings Inc.†	$3,103,786
500	Curtiss-Wright Corp.	46,205
11,500	HEICO Corp.	858,015
11,500	Honeywell International Inc.	1,538,585
29,000	Kaman Corp.	1,115,630
80,000	Rolls-Royce Holdings plc	338,447

		7,000,668

Automobiles and Components — 0.2%
1,000	BorgWarner Inc.	24,370
10,000	Dana Inc.	78,100
1,750	Garrett Motion Inc.†	5,005

		107,475

Building and Construction — 0.6%
17,500	Herc Holdings Inc.†	358,050

Building Products — 0.5%
20,000	Griffon Corp.	253,000

Commercial and Professional Services — 2.4%
6,500	Rollins Inc.	234,910
12,000	Waste Management Inc.	1,110,720

		1,345,630

Consumer Durables — 4.8%
3,600	Cavco Industries Inc.†	521,784
9,000	Skyline Champion Corp.†	141,120
34,000	Sony Corp., ADR	2,012,120

		2,675,024

Consumer Services — 0.8%
20,000	Boyd Gaming Corp.	288,400
12,000	Canterbury Park Holding Corp.	124,680
48,000	Dover Motorsports Inc.	60,000

		473,080

Consumer Staples — 12.5%
3,000	Archer-Daniels-Midland Co.	105,540
53,600	Brown-Forman Corp., Cl. A	2,753,968
1,800	Bunge Ltd.	73,854
41,500	Danone SA, ADR	528,503
17,500	Diageo plc, ADR	2,224,600
10,400	Fomento Economico Mexicano SAB de CV, ADR	629,304
1,500	National Beverage Corp.†	63,975
3,000	The Coca-Cola Co.	132,750
14,111	Tootsie Roll Industries Inc.	507,432

		7,019,926

Diversified Industrial — 1.3%
1,200	EnPro Industries Inc.	47,496
14,000	ITT Inc.	635,040
1,000	Textron Inc.	26,670

		709,206

Shares		Market Value
Electrical Equipment — 4.6%
21,500	AMETEK Inc.	$1,548,430
21,000	Franklin Electric Co. Inc.	989,730
300	Rockwell Automation Inc.	45,273

		2,583,433

Energy — 1.1%
2,000	Chevron Corp.	144,920
7,000	ConocoPhillips	215,600
6,000	Devon Energy Corp.	41,460
4,000	Exxon Mobil Corp.	151,880
24,000	RPC Inc.	49,440

		603,300

Entertainment — 2.5%
77,563	ViacomCBS Inc., Cl. A	1,382,948

Financials — 12.7%
15,500	American Express Co.	1,326,955
2,000	Argo Group International Holdings Ltd.	74,120
2,100	BKF Capital Group Inc.†	21,284
41,100	Griffin Industrial Realty Inc.	1,343,970
4,500	JPMorgan Chase & Co.	405,135
1,500	Marsh & McLennan Companies Inc.	129,690
19,000	Morgan Stanley	646,000
12,000	Ryman Hospitality Properties Inc., REIT	430,200
12,000	State Street Corp.	639,240
38,000	The Bank of New York Mellon Corp.	1,279,840
30,000	Wells Fargo & Co.	861,000

		7,157,434

Health Care — 1.2%
7,500	Covetrus Inc.†	61,050
12,000	Henry Schein Inc.†	606,240
2,000	Patterson Cos. Inc.	30,580

		697,870

Information Technology — 6.0%
15,000	Corning Inc.	308,100
65,000	CTS Corp.	1,617,850
3,600	Diebold Nixdorf Inc.†	12,672
4,000	EchoStar Corp., Cl. A†	127,880
6,000	Internap Corp.†	186
13,000	Texas Instruments Inc.	1,299,090

		3,365,778

Machinery — 9.2%
11,500	CIRCOR International Inc.†	133,745
135,000	CNH Industrial NV	757,350
11,000	Crane Co.	540,980
2,000	Deere & Co.	276,320
10,000	Flowserve Corp.	238,900
28,000	Graco Inc.	1,364,440
2,600	IDEX Corp.	359,086
25,000	Navistar International Corp.†	412,250
7,200	The Eastern Co.	140,400
54,000	The L.S. Starrett Co., Cl. A†	174,960
1,800	Watts Water Technologies Inc., Cl. A	152,370
10,000	Xylem Inc.	651,300

		5,202,101

∎ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2020 (Unaudited)
Shares		Market Value
Common Stocks (Continued)
Materials — 6.7%
500	AdvanSix Inc.†	$4,770
8,000	Ampco-Pittsburgh Corp.†	20,000
49,000	Ferro Corp.†	458,640
44,000	Freeport-McMoRan Inc.	297,000
4,000	International Flavors & Fragrances Inc.	408,320
70,000	Myers Industries Inc.	752,500
40,000	Newmont Corp.	1,811,200
1,000	Sensient Technologies Corp.	43,510

		3,795,940

Media — 9.3%
3,000	AMC Networks Inc., Cl. A†	72,930
10,000	Cogeco Inc.	617,352
5,500	Discovery Inc., Cl. A†	106,920
12,000	Discovery Inc., Cl. C†	210,480
11,595	DISH Network Corp., Cl. A†	231,784
6,000	Fox Corp., Cl. A	141,780
96,000	Grupo Televisa SAB, ADR	556,800
1,500	Liberty Broadband Corp., Cl. A†	160,500
1,800	Liberty Broadband Corp., Cl. C†	199,296
5,000	Liberty Global plc, Cl. A†	82,550
12,000	Liberty Global plc, Cl. C†	188,520
623	Liberty Latin America Ltd., Cl. A†	6,554
1,497	Liberty Latin America Ltd., Cl. C†	15,359
2,500	Liberty Media Corp.- Liberty Braves, Cl. A†	48,750
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	47,650
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	38,730
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	40,845
1,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	31,620
4,500	Meredith Corp.	54,990
27,000	MSG Networks Inc., Cl. A†	275,400
8,000	Sinclair Broadcast Group Inc., Cl. A	128,640
8,000	The Madison Square Garden Co., Cl. A†	1,691,280
3,200	The Walt Disney Co.	309,120

		5,257,850

Publishing — 0.4%
28,000	The E.W. Scripps Co., Cl. A	211,120

Retailing — 2.0%
8,500	Aaron’s Inc.	193,630
12,000	CVS Health Corp.	711,960
12,000	Hertz Global Holdings Inc.†	74,160

Shares		Market Value

3,000	Ingles Markets Inc., Cl. A	$108,480
1,000	The Cheesecake Factory Inc.	17,080

		1,105,310

Telecommunication Services — 3.7%
18,000	Millicom International Cellular SA, SDR	508,746
9,000	Rogers Communications Inc., Cl. B	373,770
17,500	Telephone & Data Systems Inc.	293,300
31,500	United States Cellular Corp.†	922,635

		2,098,451

Transportation — 2.2%
20,000	GATX Corp.	1,251,200

Utilities — 1.8%
27,000	National Fuel Gas Co.	1,006,830

	Total Common Stocks	55,661,624

Closed-End Funds — 0.3%
7,500	Altaba Inc., Escrow†	155,625

Rights — 0.0%

Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

Principal Amount
U.S. Government Obligations — 0.8%

$440,000	U.S. Treasury Bills, 0.180% to 1.530%††, 04/30/20 to 06/11/20	439,964

TOTAL INVESTMENTS — 100.0% (Cost $34,389,120)		$56,257,213

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

SDR	Swedish Depositary Receipt

REIT	Real Estate Investment Trust

2